EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.38

TPR Firm:	Report Date:	5/7/2025
Client Name: Ellington Management Group	Report:	Review Summary
Deal Name: EFMT 2025-NQM2	Loans in report:	1

Final Overall Grade Summary
Overall	# of Mortgage Loans	% of Mortgage Loans
A	0	0.00%
B	1	100.00%
C	0	0.00%
Total	1	100.00%

Credit Grade Summary
Credit	# of Mortgage Loans	% of Mortgage Loans
A	0	0.00%
B	1	100.00%
C	0	0.00%
Total	1	100.00%

Compliance Grade Summary
Compliance	# of Mortgage Loans	% of Mortgage Loans
A	1	100.00%
B	0	0.00%
C	0	0.00%
Total	1	100.00%

Property Grade Summary
Property	# of Mortgage Loans	% of Mortgage Loans
A	1	100.00%
B	0	0.00%
C	0	0.00%
Total	1	100.00%

Exception Summary Below provides a summary of the individual exceptions based on the general categories of Credit, Compliance, and Property.

* Loan was not delivered to the reviewer or the file is not sufficiently complete to perform the basic review.
Credit Exception Categories	Exception Count	Credit Grade A	Credit Grade B	Credit Grade C	Credit Grade D *
Assets	0	0	0	0	0
Borrower	0	0	0	0	0
Closing	0	0	0	0	0
Data	0	0	0	0	0
Debt	0	0	0	0	0
Eligibility	3	2	1	0	0
Income/Employment	0	0	0	0	0
Insurance	0	0	0	0	0
Missing Doc	0	0	0	0	0
QM-ATR	0	0	0	0	0
Title	1	1	0	0	0
Total	4	3	1	0	0

Compliance Exception Categories	Exception Count	Compliance Grade A	Compliance Grade B	Compliance Grade C	Compliance Grade D *
Ability to Repay	0	0	0	0	0
Closing	0	0	0	0	0
Compliance	0	0	0	0	0
Data	0	0	0	0	0
Disclosure	0	0	0	0	0
Documentation	0	0	0	0	0
Fees	0	0	0	0	0
Missing Doc	1	1	0	0	0
Points & Fees	0	0	0	0	0
QM-ATR	0	0	0	0	0
Right to Rescind	0	0	0	0	0
State Reg	0	0	0	0	0
TRID	0	0	0	0	0
Total	1	1	0	0	0

Property Exception Categories	Exception Count	Property Grade A	Property Grade B	Property Grade C	Property Grade D *
Appraisal	0	0	0	0	0
Data	0	0	0	0	0
Missing Doc	0	0	0	0	0
Property Issue	0	0	0	0	0
Value	0	0	0	0	0
Total	0	0	0	0	0